UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (96.41%)
CONSUMER DISCRETIONARY – (13.25%)
Automobiles & Components – (0.21%)
Harley-Davidson, Inc.	13,260	$771,732
Consumer Durables & Apparel – (0.39%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	8,900	730,402
Hunter Douglas N.V. (Netherlands)	16,499	703,319
		1,433,721
Consumer Services – (1.89%)
Las Vegas Sands Corp.	111,430	6,932,060
Media – (3.65%)
Liberty Global PLC, Series C *	224,220	9,196,383
Walt Disney Co.	46,880	4,173,726
		13,370,109
Retailing – (7.11%)
Amazon.com, Inc. *	33,450	10,785,618
CarMax, Inc. *	104,780	4,867,031
Liberty Interactive Corp., Series A *	96,334	2,747,446
Liberty TripAdvisor Holdings Inc., Class A *	12,958	439,276
Liberty Ventures, Series A *	12,958	491,886
Netflix Inc. *	5,030	2,269,435
Priceline Group Inc. *	3,860	4,472,119
		26,072,811
	TOTAL CONSUMER DISCRETIONARY	48,580,433
CONSUMER STAPLES – (7.81%)
Food & Staples Retailing – (4.25%)
Costco Wholesale Corp.	84,970	10,648,440
CVS Health Corp.	11,028	877,719
Sysco Corp.	106,570	4,044,331
		15,570,490
Food, Beverage & Tobacco – (3.56%)
Diageo PLC, ADR (United Kingdom)	63,733	7,354,788
Heineken Holding N.V. (Netherlands)	66,921	4,426,553
Nestle S.A. (Switzerland)	5,130	377,483
Philip Morris International Inc.	10,560	880,704
		13,039,528
	TOTAL CONSUMER STAPLES	28,610,018
ENERGY – (6.56%)
Canadian Natural Resources Ltd. (Canada)	203,070	7,887,239
Encana Corp. (Canada)	176,500	3,743,565
EOG Resources, Inc.	78,100	7,733,462
Ultra Petroleum Corp. *	200,550	4,664,793
	TOTAL ENERGY	24,029,059
FINANCIALS – (35.80%)
Banks – (9.31%)
Citizens Financial Group Inc. *	68,250	1,598,415
JPMorgan Chase & Co.	113,528	6,838,927
Wells Fargo & Co.	494,944	25,672,745
		34,110,087

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (22.60%)
Capital Markets – (9.93%)
Bank of New York Mellon Corp.	554,120	$21,461,068
Brookfield Asset Management Inc., Class A (Canada)	86,700	3,898,032
Charles Schwab Corp.	158,970	4,672,128
Julius Baer Group Ltd. (Switzerland)	142,171	6,381,091
		36,412,319
Consumer Finance – (7.13%)
American Express Co.	298,359	26,118,347
Diversified Financial Services – (5.54%)
Berkshire Hathaway Inc., Class A *	68	14,069,200
Moody's Corp.	24,730	2,336,985
Visa Inc., Class A	18,240	3,891,869
		20,298,054
		82,828,720
Insurance – (3.33%)
Multi-line Insurance – (2.05%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,887,464
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	2,490	1,115,636
Loews Corp.	108,160	4,505,946
		7,509,046
Property & Casualty Insurance – (1.28%)
ACE Ltd.	36,920	3,871,800
Markel Corp. *	1,290	820,634
		4,692,434
		12,201,480
Real Estate – (0.56%)
Hang Lung Group Ltd. (Hong Kong)	418,750	2,062,781
	TOTAL FINANCIALS	131,203,068
HEALTH CARE – (9.62%)
Health Care Equipment & Services – (7.95%)
Express Scripts Holding Co. *	106,550	7,525,626
Laboratory Corp. of America Holdings *	68,290	6,948,508
Quest Diagnostics Inc.	59,320	3,599,538
UnitedHealth Group Inc.	128,150	11,052,937
		29,126,609
Pharmaceuticals, Biotechnology & Life Sciences – (1.67%)
Agilent Technologies, Inc.	30,970	1,764,671
Valeant Pharmaceuticals International, Inc. (Canada)*	33,170	4,351,904
		6,116,575
	TOTAL HEALTH CARE	35,243,184
INDUSTRIALS – (3.82%)
Capital Goods – (2.29%)
OCI N.V. (Netherlands)*	29,250	903,471
PACCAR Inc.	67,620	3,845,888
Schneider Electric SE (France)	22,180	1,703,279
Textron Inc.	54,500	1,961,455
		8,414,093

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2014 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (0.21%)
Experian PLC (United Kingdom)	48,914	$779,885
Transportation – (1.32%)
Kuehne & Nagel International AG (Switzerland)	34,733	4,387,556
Wesco Aircraft Holdings, Inc. *	25,330	440,742
		4,828,298
	TOTAL INDUSTRIALS	14,022,276
INFORMATION TECHNOLOGY – (13.43%)
Semiconductors & Semiconductor Equipment – (2.20%)
Texas Instruments Inc.	169,120	8,065,333
Software & Services – (11.23%)
Activision Blizzard, Inc.	182,970	3,803,946
Google Inc., Class A *	19,520	11,485,763
Google Inc., Class C *	19,520	11,270,067
International Business Machines Corp.	24,590	4,667,920
Microsoft Corp.	88,210	4,089,416
Oracle Corp.	76,900	2,943,732
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	23,090	1,557,882
SouFun Holdings Ltd., Class A, ADR (China)	133,840	1,331,708
		41,150,434
	TOTAL INFORMATION TECHNOLOGY	49,215,767
MATERIALS – (6.12%)
Ecolab Inc.	42,700	4,903,241
Lafarge S.A. (France)	97,240	7,003,141
Monsanto Co.	26,990	3,036,645
Praxair, Inc.	58,190	7,506,510
	TOTAL MATERIALS	22,449,537
TOTAL COMMON STOCK – (Identified cost $206,241,929)		353,353,342
SHORT-TERM INVESTMENTS – (2.94%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 10/01/14, dated 09/30/14, repurchase value of $4,088,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 01/23/15-04/20/44, total market value $4,169,760)	$4,088,000	4,088,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.00%, 10/01/14, dated 09/30/14, repurchase value of $4,460,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.50%, 09/20/29-08/20/44, total market value $4,549,200)	4,460,000	4,460,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/14, dated 09/30/14, repurchase value of $2,230,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.105%-4.00%, 02/01/25-09/01/44, total market value $2,274,600)	2,230,000	2,230,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,778,000)		10,778,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2014 (Unaudited)
	Total Investments – (99.35%) – (Identified cost $217,019,929) – (b)	$364,131,342
	Other Assets Less Liabilities – (0.65%)	2,366,811
	Net Assets – (100.00%)	$366,498,153

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,115,636 or 0.30% of the Fund's net assets as of September 30, 2014.

(b)	Aggregate cost for federal income tax purposes is $218,570,056. At September 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$150,629,919
	Unrealized depreciation	(5,068,633)
	Net unrealized appreciation	$145,561,286

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (95.39%)
ENERGY – (0.60%)
Canadian Natural Resources Ltd. (Canada)	11,540	$448,214
	TOTAL ENERGY	448,214
FINANCIALS – (91.63%)
Banks – (21.61%)
Citizens Financial Group Inc. *	97,430	2,281,811
ICICI Bank Ltd., ADR (India)	14,060	690,346
JPMorgan Chase & Co.	58,960	3,551,750
U.S. Bancorp	53,360	2,232,049
Wells Fargo & Co.	144,760	7,508,701
		16,264,657
Diversified Financials – (43.98%)
Capital Markets – (21.29%)
Bank of New York Mellon Corp.	134,860	5,223,128
Brookfield Asset Management Inc., Class A (Canada)	59,650	2,681,864
Charles Schwab Corp.	87,550	2,573,095
Goldman Sachs Group, Inc.	14,520	2,665,436
Julius Baer Group Ltd. (Switzerland)	64,284	2,885,272
		16,028,795
Consumer Finance – (11.46%)
American Express Co.	81,050	7,095,117
Capital One Financial Corp.	18,750	1,530,375
		8,625,492
Diversified Financial Services – (11.23%)
Berkshire Hathaway Inc., Class A *	8	1,655,200
Cielo S.A. (Brazil)	73,440	1,200,122
Moody's Corp.	20,300	1,918,350
Visa Inc., Class A	17,230	3,676,365
		8,450,037
		33,104,324
Insurance – (26.04%)
Insurance Brokers – (3.69%)
Marsh & McLennan Cos, Inc.	53,040	2,776,114
Multi-line Insurance – (5.75%)
American International Group, Inc.	52,250	2,822,545
Loews Corp.	36,230	1,509,342
		4,331,887
Property & Casualty Insurance – (11.04%)
ACE Ltd.	33,180	3,479,587
Markel Corp. *	7,595	4,831,559
		8,311,146
Reinsurance – (5.56%)
Alleghany Corp. *	1,233	515,579
Everest Re Group, Ltd.	22,640	3,667,906
		4,183,485
		19,602,632
	TOTAL FINANCIALS	68,971,613

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2014 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (3.16%)
Software & Services – (3.16%)
Google Inc., Class A *	2,040	$1,200,357
Google Inc., Class C *	2,040	1,177,814
	TOTAL INFORMATION TECHNOLOGY	2,378,171
	TOTAL COMMON STOCK – (Identified cost $42,255,066)	71,797,998
SHORT-TERM INVESTMENTS – (4.00%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 10/01/14, dated 09/30/14, repurchase value of $1,143,000 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 01/23/15-04/20/44, total market value $1,165,860)	$1,143,000	1,143,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.00%, 10/01/14, dated 09/30/14, repurchase value of $1,248,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.50%, 09/20/29-09/20/44, total market value $1,272,960)	1,248,000	1,248,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/14, dated 09/30/14, repurchase value of $624,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.126%-7.00%, 10/01/18-09/01/44, total market value $636,480)	624,000	624,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,015,000)	3,015,000
Total Investments – (99.39%) – (Identified cost $45,270,066) – (a)		74,812,998
Other Assets Less Liabilities – (0.61%)		456,803
	Net Assets – (100.00%)	$75,269,801

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $45,375,299. At September 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation		$29,465,380
Unrealized depreciation		(27,681)
	Net unrealized appreciation	$29,437,699

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (95.65%)
CONSUMER DISCRETIONARY – (1.77%)
Consumer Services – (1.77%)
Las Vegas Sands Corp.	3,810	$237,020
Wynn Resorts Ltd.	950	177,726
	TOTAL CONSUMER DISCRETIONARY	414,746
FINANCIALS – (91.06%)
Real Estate – (91.06%)
Real Estate Investment Trusts (REITs) – (85.52%)
Diversified REITs – (4.70%)
Cousins Properties, Inc.	9,250	110,537
Liberty Property Trust	10,860	361,204
Vornado Realty Trust	6,340	633,746
		1,105,487
Health Care REITs – (2.74%)
Ventas, Inc.	10,400	644,280
Hotel & Resort REITs – (4.35%)
Host Hotels & Resorts Inc.	27,020	576,337
LaSalle Hotel Properties	13,000	445,120
		1,021,457
Industrial REITs – (8.24%)
DCT Industrial Trust Inc.	86,320	648,263
EastGroup Properties, Inc.	9,210	558,034
First Industrial Realty Trust, Inc.	6,820	115,326
Prologis, Inc.	5,850	220,545
Terreno Realty Corp.	20,860	392,794
		1,934,962
Office REITs – (20.44%)
Alexandria Real Estate Equities, Inc.	13,350	984,562
BioMed Realty Trust, Inc.	17,350	350,470
Boston Properties, Inc.	6,600	764,016
Brandywine Realty Trust	31,250	439,688
CoreSite Realty Corp.	11,340	372,746
Corporate Office Properties Trust	29,510	758,997
Digital Realty Trust, Inc., 144A (a)	7,511	468,536
DuPont Fabros Technology Inc.	14,790	399,922
Highwoods Properties, Inc.	6,770	263,353
		4,802,290
Residential REITs – (15.00%)
American Campus Communities, Inc.	16,380	597,051
American Homes 4 Rent, Class A	14,710	248,452
American Residential Properties, Inc. *	13,210	242,272
AvalonBay Communities, Inc.	5,190	731,634
Campus Crest Communities, Inc.	16,350	104,640
Education Realty Trust, Inc.	35,060	360,417
Essex Property Trust, Inc.	2,380	425,425
Post Properties, Inc.	15,880	815,279
		3,525,170
Retail REITs – (23.87%)
Acadia Realty Trust	31,200	860,496

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2014 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Cedar Realty Trust Inc.	22,040	$130,036
DDR Corp.	25,890	433,140
Federal Realty Investment Trust	4,040	478,578
General Growth Properties, Inc.	29,370	691,663
Kite Realty Group Trust	15,939	386,361
Macerich Co.	2,080	132,766
Ramco-Gershenson Properties Trust	16,550	268,938
Simon Property Group, Inc.	8,902	1,463,667
Tanger Factory Outlet Centers, Inc.	10,610	347,159
Taubman Centers, Inc.	4,050	295,650
Washington Prime Group Inc.	6,820	119,214
		5,607,668
Specialized REITs – (6.18%)
American Tower Corp.	3,930	367,966
CatchMark Timber Trust Inc., Class A	10,840	118,806
CubeSmart	31,640	568,887
Weyerhaeuser Co.	12,460	396,976
		1,452,635
		20,093,949
Real Estate Management & Development – (5.54%)
Diversified Real Estate Activities – (2.72%)
Alexander & Baldwin Inc.	17,760	638,827
Real Estate Operating Companies – (2.82%)
Forest City Enterprises, Inc., Class A *	33,940	663,867
		1,302,694
	TOTAL FINANCIALS	21,396,643
TELECOMMUNICATION SERVICES – (2.82%)
SBA Communications Corp., Class A *	5,970	662,073
	TOTAL TELECOMMUNICATION SERVICES	662,073
TOTAL COMMON STOCK – (Identified cost $21,596,044)		22,473,462
CONVERTIBLE BONDS – (0.54%)
FINANCIALS – (0.54%)
Real Estate – (0.54%)
Real Estate Management & Development – (0.54%)
Real Estate Operating Companies – (0.54%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	$80,000	126,450
TOTAL CONVERTIBLE BONDS – (Identified cost $80,000)		126,450
SHORT-TERM INVESTMENTS – (3.41%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 10/01/14, dated 09/30/14, repurchase value of $304,000 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 01/23/15-04/20/44, total market value $310,080)	304,000	304,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2014 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.00%, 10/01/14, dated 09/30/14, repurchase value of $332,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.50%, 09/20/29-09/20/44, total market value $338,640)	$332,000	$332,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/14, dated 09/30/14, repurchase value of $166,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.88%-4.00%, 02/01/25-09/01/44, total market value $169,320)	166,000	166,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $802,000)		802,000
		Total Investments – (99.60%) – (Identified cost $22,478,044) – (b)	23,401,912
		Other Assets Less Liabilities – (0.40%)	94,075
		Net Assets – (100.00%)	$23,495,987

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $468,536 or 1.99% of the Fund's net assets as of September 30, 2014.

(b)	Aggregate cost for federal income tax purposes is $22,495,683. At September 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$1,459,342
		Unrealized depreciation	(553,113)
		Net unrealized appreciation	$906,229

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
September 30, 2014 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued.  Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2014 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2014 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$48,580,433	$–	$414,746
Consumer Staples	28,610,018	–	–
Energy	24,029,059	448,214	–
Financials	131,203,068	68,971,613	21,396,643
Health Care	35,243,184	–	–
Industrials	14,022,276	–	–
Information Technology	49,215,767	2,378,171	–
Materials	22,449,537	–	–
Telecommunication Services	–	–	662,073
Total Level 1	353,353,342	71,797,998	22,473,462

Level 2 – Other Significant Observable Inputs:
Convertible debt securities	–	–	126,450
Short-term securities	10,778,000	3,015,000	802,000
Total Level 2	10,778,000	3,015,000	928,450

Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$364,131,342	$74,812,998	$23,401,912

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended September 30, 2014.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 17, 2014

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 17, 2014